UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact name of registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2009

Date of reporting period: July 31, 2009

ITEM 1. Reports to Stockholders.

Annual report dated July 31, 2009

The right choice for the long term®
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds Tax-Exempt Series I
Annual report for the year ended July 31, 2009

The Tax-Exempt Fund of Maryland® seeks a high level of current income exempt from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia® seeks a high level of current income exempt from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009 (the most recent calendar quarter-end):
Class A shares		1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	–2.96%	1.68%	3.25%
	The Tax-Exempt Fund of Virginia	–1.48	2.18	3.57
At net asset value	The Tax-Exempt Fund of Maryland	0.80	2.47	3.65
	The Tax-Exempt Fund of Virginia	2.34	2.97	3.97

The total annual Fund operating expense ratios were 0.70% for The Tax-Exempt Fund of Maryland and 0.68% for The Tax-Exempt Fund of Virginia for Class A shares as of July 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds’ investment adviser and business manager waived a portion of their management fees from September 1, 2004 through December 31, 2008. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 24 and 25 for details.

The Funds’ 30-day yields for Class A shares as of August 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, were 2.80% for The Tax-Exempt Fund of Maryland and 2.90% for The Tax-Exempt Fund of Virginia. (For investors in the 44.45% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 5.04% for The Tax-Exempt Fund of Maryland and 4.89% for The Tax-Exempt Fund of Virginia.) The Funds’ distribution rates for Class A shares as of that date were 3.66% and 3.53%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

Results for other share classes can be found on page 31.

All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as, inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. Please see the Funds’ most recent statement of additional information for details. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the Funds.

Cover: The Natural Bridge in Virginia.

Fellow shareholders:

For the 12 months ended July 31, 2009, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia had total returns of 2.62% and 3.88%, respectively, with all dividends reinvested. The Maryland Fund distributed tax-free income dividends of approximately 58 cents a share and the Virginia Fund, approximately 59 cents a share. Neither Fund made capital gain distributions.

The Maryland Fund’s tax-exempt income return, with dividends reinvested, was 3.87%, which is equivalent to a 6.97% taxable return if you are in the highest combined federal, state and local tax bracket of 44.45%. If you took your dividends in cash, your income return was 3.80%, the equivalent of a 6.84% taxable income return.

The Virginia Fund’s tax-exempt income return, with dividends reinvested, was 3.78%, which is equivalent to a 6.38% taxable return if you are in the highest combined federal and state tax bracket of 40.75%. If you took your dividends in cash, your income return was 3.72%, the equivalent of a 6.28% taxable income return.

As we noted in our report to shareholders six months ago, yields on longer term, high-quality municipal bonds continued to exceed the yield of U.S. Treasury securities of comparable maturities. However, this unusual pattern has reversed somewhat among bonds with shorter durations, which now yield less than comparable Treasuries.

In many ways, the municipal bond market was a haven from the instability experienced by other types of investments, yet it still experienced considerable volatility over the course of the past year. Municipal bond prices trended down in 2008 but have generally increased so far this year. For the Maryland Fund, the net asset value per share fell from $15.16 to $14.95 for the year ended July 31, 2009. The Virginia Fund’s net asset value at the end of July was $15.90, the same value as one year ago.

The table below highlights the Funds’ average annual total returns for Class A shares at net asset value over longer periods and compares them with their respective peer-group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.
For periods ended July 31, 2009, with all distributions reinvested	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	2.62%	2.66%	3.82%
Lipper Maryland Municipal Debt Funds Average	2.22	2.87	3.95
The Tax-Exempt Fund of Virginia	3.88	3.06	4.08
Lipper Virginia Municipal Debt Funds Average	1.42	3.01	3.98

The national economy and financial markets
While the financial markets have gained ground in recent months, the past 12 months have been some of the most difficult since the Great Depression. The national economy has experienced negative growth rates in its gross domestic product (GDP) for the past four consecutive calendar quarters. This was coupled with dramatic losses in both stock and bond markets not only in the United States, but around the world.

A crisis in the subprime mortgage market and subsequent falling home prices led to sharp declines for many mortgage-backed securities. Many of the nation’s largest commercial and investment banks suffered large losses, resulting in bankruptcies and mergers during 2008. Mortgage giants Fannie Mae and Freddie Mac were placed into federal conservatorship in September 2008. Both the stock and bond markets experienced large selloffs, with many investors moving to U.S. Treasury securities and money market funds.

The U.S. Treasury, Federal Reserve and other federal agencies responded in late 2008 with numerous programs to ensure the viability of the nation’s financial system. Lending, guarantee and asset purchase programs were established. The U.S. Treasury made investments in many financial institutions. More recently, it appears to us that the financial system is stabilizing and may be heading for a recovery.

The national economy remains in a recession, however, some economists forecast that the GDP will be positive in the second half of 2009. The Federal Reserve lowered the federal funds target rate to nearly zero in 2008 and has held it there, and Congress passed a stimulus program to bolster the economy. While there are some hopeful signs for the national economy, unemployment remains high and home foreclosures and consumer and commercial loan delinquencies continue. Many states are facing budget shortfalls as tax revenues have declined.

Maryland and Virginia economies
Both Maryland and Virginia are facing reduced revenues as a result of the national recession. The Maryland General Assembly enacted a balanced budget of $32.3 billion for fiscal year 2010, which included a 3.6% reduction in general fund spending. Further cuts are possible if revenues continue to decline. As a result of income tax increases in 2008, Maryland’s combined state and local tax rate, at the highest marginal tax brackets, now makes it the sixth highest in the country. Maryland also increased its sales tax and corporate income tax.

Virginia, which uses a two-year budget process, has taken a variety of steps, including hiring freezes, layoffs and targeted cuts, to make up a budget shortfall that has exceeded $2.5 billion. Virginia has avoided any general income tax increases.

Both Maryland and Virginia continue to be among the few states to hold a triple-A bond rating from all the major rating agencies for their general obligation bonds.

Maryland and Virginia have, as of the past year ended July 31, 2009, unemployment rates well below the national rate of 9.4%. Over the course of the past fiscal year, Maryland’s unemployment rate rose from 4.4% to 7.3%, while Virginia’s increased from 4.0% to 6.9%.

The municipal bond market and the Funds’ portfolios
As noted above, the municipal bond market was more volatile throughout the past fiscal year than is customary. While the financial crisis was certainly a contributing factor, several prominent dealer firms in the market either failed or withdrew from the market, hurting market liquidity. As the financial crisis appears to have eased, stability seems to be returning to the market.

Over the course of the past 12 months, both Funds increased the percentage of their holdings in the triple-A bond rating category while reducing their holdings in lower ratings. The Funds also increased their holdings in the intermediate range of maturities, while decreasing short and very long maturity holdings. Generally, lower rated and longer maturity holdings were more volatile and less liquid over the past year.

Both Funds continue to hold a high percentage of higher quality, relatively liquid securities and remain broadly diversified. Please see the tables on page 5 for the Maryland Fund and on page 11 for the Virginia Fund.

Going forward
While the recession is forcing both Maryland and Virginia to address revenue shortfalls, both states should come through this period with less pain than many other states are experiencing. We anticipate that the Funds will continue to provide a reasonably stable flow of tax-exempt income, while the municipal bond market hopefully moves away from the high levels of turbulence of the past year.

Sincerely,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President

September 11, 2009

For current information about the Funds, visit americanfunds.com.

Maryland tax-free yield vs. taxable yield

Find your estimated taxable income below to determine your federal, state and local tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Maryland Fund’s 3.71% tax-free distribution rate† as of July 31, 2009.

		...then your combined federal, state and local tax rate is...	The 3.71% distribution rate is equivalent to a taxable rate of...
If your taxable income is...
Single	Married filing jointly
$3,001–8,350	$3,001–16,700	17.95%	4.52%
8,351–33,950	16,701–67,900	22.95	4.82
33,951–82,250	67,901–137,050	32.95	5.53
82,251–150,000	137,051–200,000	35.95	5.79
150,001–171,550	200,001–208,850	36.20	5.82
171,551–300,000	208,851–350,000	41.20	6.31
300,001–372,950	350,001–372,950	41.45	6.34
372,951–500,000	372,951–500,000	43.45	6.56
500,001–1,000,000	500,001–1,000,000	43.70	6.59
over 1,000,000	over 1,000,000	44.45	6.68

* Based on 2009 federal, 2008 state and local tax rates (state rates from 4.75% to 6.25% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets; maximum local tax rate of 3.20%). The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels. Some or all of Maryland state and local taxes may be deductible from a taxpayer’s federal taxable income, so the effective combined tax rate paid by Maryland residents may be lower. The lower the effective tax rate, the lower the taxable equivalent yield.
† The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2009.

Virginia tax-free yield vs. taxable yield

Find your estimated taxable income below to determine your federal and state tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Virginia Fund’s 3.58% tax-free distribution rate† as of July 31, 2009.

		...then your combined federal and state tax rate is...	The 3.58% distribution rate is equivalent to a taxable rate of...
If your taxable income is...
Single	Married filing jointly
$3,001–5,000	$3,001–5,000	13.00%	4.11%
5,001–8,350	5,001–16,700	15.00	4.21
8,351–17,000	16,701–17,000	20.00	4.48
17,001–33,950	17,001–67,900	20.75	4.52
33,951–82,250	67,901–137,050	30.75	5.17
82,251–171,550	137,051–208,850	33.75	5.40
171,551–372,950	208,851–372,950	38.75	5.84
over 372,950	over 372,950	40.75	6.04

* Based on 2009 federal and state tax rates (state rates from 3% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets). The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels. Some or all of Virginia state taxes may be deductible from a taxpayer’s federal taxable income, so the effective combined tax rate paid by Virginia residents may be lower. The lower the effective tax rate, the lower the taxable equivalent yield.
† The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2009.

The growth of a $10,000 investment

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1
Thus, the net amount invested was $9,625.

Below are the plot points for the data provide in the charts above.
Year-ended:	TEFMD @ mop	TEFMD @ nav	Lipper MD Muni Debt Funds Average	Barclays Capital Muni Bond Index	Barclays Capital Muni Maryland Index	CPI	TEFVA @ mop	TEFVA @ nav	Lipper VA Muni Debt Funds Average	Barclays Capital Muni Bond Index	Barclays Capital Muni Virginia Index	CPI

7/31/1999	9,623	10,000	10,000	10,000	10,000	10,000	9,623	10,000	10,000	10,000	10,000	10,000
7/31/2000	9,818	10,203	10,184	10,431	10,396	10,366	9,935	10,324	10,225	10,431	10,420	10,366
7/31/2001	10,679	11,098	11,119	11,482	11,397	10,648	10,869	11,294	11,152	11,482	11,426	10,648
7/31/2002	11,335	11,779	11,739	12,253	12,164	10,804	11,529	11,981	11,716	12,253	12,115	10,804
7/31/2003	11,673	12,130	12,070	12,694	12,595	11,032	11,796	12,258	12,042	12,694	12,587	11,032
7/31/2004	12,277	12,758	12,694	13,429	13,205	11,362	12,346	12,830	12,701	13,429	13,236	11,362
7/31/2005	12,904	13,410	13,359	14,281	13,861	11,722	12,912	13,418	13,446	14,281	14,021	11,722
7/31/2006	13,197	13,715	13,644	14,645	14,156	12,208	13,174	13,690	13,707	14,645	14,360	12,208
7/31/2007	13,627	14,161	14,107	15,270	14,717	12,495	13,636	14,171	14,169	15,270	14,924	12,495
7/31/2008	13,639	14,173	14,208	15,702	15,327	13,195	13,822	14,364	14,298	15,702	15,431	13,195
7/31/2009	13,996	14,544	14,729	16,505	16,449	12,918	14,358	14,921	14,776	16,505	16,557	12,918

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.  There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.  The maximum initial sales charge was 4.75% before January 10, 2000.
3The index is a national index not limited to Maryland or Virginia bonds.  It is unmanaged and its results reflect the effect of reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.  It was formerly known as the Lehman Brothers municipal Bond Index.
4The index is unmanaged and its results reflect the effect of reinvested distributions , but do not reflect the effect of sales charges, commissions or expenses.
5Each Fund has selected its respective state-specific Barclays Capital Municipal Index to replace Barclays Capital Municipal Bond Index as its broad-based securities market Index to compare with the Fund's investment results.  The Funds' adviser believes that the state-specific index better reflects the market sectors and the securities in which each Fund primarily invests.
6Results at net asset value (not including sales charge).
7With distributions reinvested.  The Lipper averages do not reflect the effect of sales charges.
8Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results.  The results shown are before taxes on Fund distributions and sale of Fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.  The Funds' investment adviser and business manager waived a portion of their management fees from September 1, 2004 through December 31, 2008.  Fund results shown reflect the waiver, without which they would have been lower.  Please see the Financial Highlights tables on pages 24 and 25 for details.

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2009
The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Quality ratings*:		Maturity diversification†:

Aaa/AAA	37.6%	Under a year	13.3%
Aa/AA	21.6	1 to 5 years	23.1
A/A	12.7	5+ to 10 years	39.1
Baa/BBB or less	20.6	10+ to 20 years	12.1
Short-term securities and other assets less liabilities	7.5	20+ to 30 years	12.2
		30+ years	0.2

		Average life 8.47 years

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund's investment analysts.  the ratings are not covered by the Report of Independent Registered Public Accounting Firm.
† Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 92.54%
	Principal amount (000)		Value (000)	Percent of net assets
Maryland — 85.91%
State Issuers — 45.66%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, AMT:
Series 2006-F, 6.00% 2039		$3,115	$3,153
Series 2001-H, 5.20% 2022		900	902
Series D, 4.65% 2022		1,000	965
Series I, 6.00% 2041		1,570	1,571	1.87%
Econ. Dev. Corp.:
Lease Rev. Bonds:
Aviation Administration Facs., Series 2003, AMT, FSA insured, 5.25%–5.50% 2012–2015		4,500	4,772	1.35
Dept. of Transportation Headquarters Fac., Series 2002, 5.00%–5.375% 2014–2019		3,255	3,530	1.00
Student Housing Rev. Bonds:
Towson University Project, Series 2007-A, 5.25% 2037		3,265	2,576.73
University of Maryland, College Park Projects, Series 2008, 5.80% 2038		3,000	2,836
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020–2026		3,000	2,696
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured:
5.25% 2011		3,355	3,573
5.375% 2015		2,190	2,321	3.25
G.O. Bonds, State and Local Facs.:
Second Series Loan of 2007, 5.00% 2010		4,000	4,183
Second Series Loan of 2008, 5.00% 2021		2,000	2,269
Second Series Loan of 2008, 5.00% 2023		2,000	2,231
First Series Loan of 2000, Series H, 5.50% 2010		2,000	2,101
First Series Loan of 2001, Series H, 5.50% 2011		1,000	1,077
First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016		1,500	1,779
First Series Loan of 2009, Series A, 5.00% 2024		1,000	1,097	4.19
Health and Higher Educational Facs. Auth.:
Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018		2,000	2,340
Rev. Ref. Bonds (Johns Hopkins University Issue):
Series 2002-A, 5.00% 2032		1,000	1,001
Series 2001-A, 5.00% 2011–2013		2,000	2,148	1.56
Rev. Bonds:
LifeBridge Health Issue:
Series 2004-A:
5.00% 2014 (escrowed to maturity)		2,450	2,822
5.00% 2012		1,000	1,114
5.25% 2018		1,000	1,154	1.45
Health and Higher Educational Facs. Auth.: (continued)
Series 2008, ASSURED GUARANTY insured:
5.00% 2020		$2,710	$ 2,873
5.00% 2028		1,000	1,024	1.11%
Mercy Medical Center Issue, Series 2007-A, 5.00% 2032		4,000	3,361
Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013		1,410	1,558	1.40
Mercy Ridge Issue:
Series 2003-A, 6.00% 2035 (preref. 2013)		2,000	2,346.67
Series 2007:
4.75% 2034		3,590	2,861
4.50% 2022–2035		2,065	1,705	1.30
Peninsula Regional Medical Center Issue:
Series 2006:
5.00% 2036		4,000	3,823
5.00% 2016–2021		2,200	2,283	1.73
Rev. Ref. Bonds MedStar Health Issue Series 2004:
5.75% 2016		3,500	3,725
5.00%–5.75% 2013–2033		5,345	5,629	2.66
Dept. of Transportation:
Consolidated Transportation Bonds:
Series 2002, 5.50% 2017		2,000	2,391
Series 2003, 5.25% 2014		4,000	4,712
Series 2003, 5.00% 2015		1,500	1,744
Series 2004, 5.00% 2018		1,000	1,109
Series 2008, 5.00% 2018		1,000	1,165
Series 2008, 5.00% 2020		2,000	2,270	3.80
Transportation Auth.:
Grant and Rev. Anticipation Bonds:
Series 2007, 5.00% 2019		2,500	2,838
Series 2008:
5.25% 2018		4,000	4,727
5.25% 2020		1,000	1,167	2.48
Transportation Facs. Projects Rev. Bonds:
Series 2007, FSA insured, 5.00% 2021		3,000	3,335
Series 2008:
5.00% 2023		3,140	3,444
5.00% 2020–2022		2,545	2,850	2.73
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2002-A, 5.125% 2022 (preref. 2012)		2,000	2,220.63
Series 2005-A, 5.00% 2018		2,000	2,196
Series 2001-B, 4.00% 2013		1,000	1,047
Series 2008-A, 5.00% 2022		1,500	1,670
Series 2009-A, 4.00% 2022		1,000	1,036	1.69
Other securities			35,419	10.06
			160,739	45.66

City & County Issuers — 40.25%
Anne Arundel County, G.O. Bonds:
Consolidated General Improvements:
Series 2008, 5.00% 2018		2,250	2,638
Ref. Series 2006, 5.00% 2017		1,590	1,830
Series 2005, 5.00% 2016		1,500	1,718
Series 2009, 4.00% 2018–2020		1,990	2,132
Consolidated Golf Course Project, Series 2005, 5.00% 2018–2021		2,515	2,776
Series 2002, 5.25% 2012		1,000	1,111	3.47
Baltimore County:
G.O. Bonds:
Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)		3,000	3,381
Metropolitan Dist. Bonds (67th Issue), 5.00% 2018		1,500	1,634	1.42
Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A:
5.00% 2022		$2,600	$ 2,569
5.00% 2037		2,000	1,723	1.22%
Mayor and City Council of Baltimore:
G.O. Consolidated Public Improvement Bonds, Series 2008-A:
5.00% 2020		2,315	2,621
5.00% 2021		1,280	1,431	1.15
Project and Rev. Ref. Bonds (Water Projects):
Series 1994-A, FGIC insured, 5.00% 2024		2,275	2,457
Series 2002-A, FGIC-National insured, 5.00% 2021		1,225	1,255
Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032		1,000	975	1.33
Carroll County, G.O. Bonds:
Consolidated Public Improvement Bonds of 2008, 5.00% 2021		2,800	3,182
County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010		500	528	1.05
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026–2027		2,250	2,444
Frederick County:
G.O. Public Facs.:
Bonds of 2008:
5.00% 2024		2,545	2,793
5.00% 2022		1,000	1,114
Ref. Bonds of 2006, 5.25% 2021		1,000	1,185	2.14
Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025		3,000	2,573
Series 2004-B, 5.95%–6.25% 2030		1,908	1,442	1.14
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036		3,420	2,502.71
Howard County:
G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023		2,970	3,339
G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014		795	865	1.19
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034		3,650	2,390.68
Montgomery County:
G.O. Consolidated Public Improvement Bonds:
Series 2001-A, 5.25% 2015		2,000	2,179
Series 2007-A, 5.00% 2020		1,000	1,131
Series 2008-A, 5.00% 2018		5,040	5,941	2.63
Housing Opportunities Commission, Multi-family Housing Dev. Bonds:
Series 2004-A, 4.65% 2030		2,670	2,540
Series 2007-A, AMT, 4.55%-4.70% 2027–2037		4,115	3,611	1.75
Rev. Bonds (Dept. of Liquor Control), Series 2009-A:
5.00% 2026		3,010	3,195
5.00% 2027–2028		2,990	3,128	1.80
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured:
5.50% 2010		2,500	2,569
5.50% 2016		1,000	1,046	1.03
Prince George’s County:
G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021		3,500	3,910	1.11
Special Obligation Bonds (National Harbor Project), Series 2004:
5.20% 2034		3,500	2,479
4.70% 2015		1,900	1,775	1.21
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)		3,000	3,213.91
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036		3,000	2,379.67
Other securities			47,988	13.64
			141,692	40.25

District of Columbia — 1.19%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025–2028		$4,000	$ 4,189	1.19%

Puerto Rico — 4.20%
Electric Power Auth.:
Power Rev. Bonds, Series WW, 5.25% 2033		1,000	916
Power Rev. Ref. Bonds:
Forward Delivery, Series QQ, XLCA insured, 5.50% 2015		1,000	1,070
Series UU, FSA insured, 0.912% 20291		1,500	938
Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011		1,000	1,036	1.12
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)		4,500	4,987	1.42
Other securities			5,833	1.66
			14,780	4.20

Virgin Islands — 1.24%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes):
Series A, 6.75% 2019		1,750	1,831
Series 1998-A, 5.20% 2009–2010		2,500	2,520	1.24
			4,351	1.24

Total bonds & notes (cost: $335,448,000)			325,751	92.54

Short-term securities — 5.88%
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project):
Series 2008-A, 0.35% 20381		700	700
Series 2008-B, 0.35% 20381		2,825	2,825	1.00
Health and Higher Educational Facs. Auth.:
Pooled Loan Program Rev. Bonds, Series 1994-D, 0.37% 20291		2,215	2,215.63
Rev. Bonds (Goucher College Issue), Series 2007, 0.37% 20371		5,860	5,860	1.66
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes:
Series 2006-A, 0.35% 20261		5,200	5,200
Series 2006-B, 0.30% 20261		900	900	1.73
Other securities			3,010.86

Total short-term securities (cost: $20,710,000)			20,710	5.88

Total investment securities (cost: $356,158,000)			346,461	98.42
Other assets less liabilities			5,551	1.58

Net assets			$352,012	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Econ.=Economic	G.O.=General Obligation
Auth.=Authority	Fac.=Facility	Preref.=Prerefunded
Dept.=Department	Facs.=Facilities	Ref.=Refunding
Dev.=Development	Fin.=Finance	Rev.=Revenue
Dist.=District

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at July 31, 2009
(dollars in thousands)
Assets:
Investment securities, at value (cost: $356,158)			$346,461
Cash			375
Receivables for:
Sales of investments	$2,100
Sales of Fund’s shares	743
Interest	3,361		6,204
			353,040
Liabilities:
Payables for:
Repurchases of Fund’s shares	418
Dividends on Fund’s shares	317
Management services	105
Services provided by affiliates	170
Trustees’ deferred compensation	18
Other	—	*	1,028
Net assets at July 31, 2009			$352,012

Net assets consist of:
Capital paid in on shares of beneficial interest			$367,246
Undistributed net investment income			207
Accumulated net realized loss			(5,744)
Net unrealized depreciation			(9,697)
Net assets at July 31, 2009			$352,012

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (23,549 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share†
Class A	$280,694	18,778	$14.95
Class B	10,613	710	14.95
Class C	32,382	2,166	14.95
Class F-1	20,677	1,383	14.95
Class F-2	7,646	512	14.95

*  Amount less than one thousand.
†    Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.53.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2009
(dollars in thousands)
Investment income:
Income:
Interest		$15,404
Fees and expenses*:
Investment advisory services	$677
Business management services	531
Distribution services	1,114
Transfer agent services	80
Administrative services	56
Reports to shareholders	39
Registration statement and prospectus	19
Trustees’ compensation	24
Auditing and legal	50
Custodian	2
State and local taxes	—†
Other	28
Total fees and expenses before waivers	2,620
Less waivers of fees and expenses:
Investment advisory services	29
Business management services	22
Total fees and expenses after waivers		2,569
Net investment income		12,835

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(4,858)
Net unrealized depreciation on investments		(276)
Net realized loss and unrealized depreciation on investments		(5,134)
Net increase in net assets resulting from operations		$7,701

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31
	2009	2008
Operations:
Net investment income	$ 12,835	$ 12,093
Net realized loss on investments	(4,858)	(880)
Net unrealized depreciation on investments	(276)	(11,376)
Net increase (decrease) in net assets resulting from operations	7,701	(163)

Dividends paid or accrued to shareholders from net investment income	(12,757)	(12,036)

Net capital share transactions	21,293	51,959

Total increase in net assets	16,237	39,760

Net assets:
Beginning of year	335,775	296,015
End of year (including undistributed net investment income: $207 and $180, respectively)	$352,012	$335,775

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.
Quality ratings*:		Maturity diversification†:
Aaa/AAA	36.1%	Under a year	9.9%
Aa/AA	36.6	1 to 5 years	22.3
A/A	10.9	5+ to 10 years	50.0
Baa/BBB or less	11.9	10+ to 20 years	11.4
Short-term securities and other assets less liabilities	4.5	20+ to 30 years	6.4

		Average life 7.73 years

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund's investment analysts.  the ratings are not covered by the Report of Independent Registered Public Accounting Firm.
† Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 95.53%
	Principal amount (000)		Value (000)	Percent of net assets
Virginia — 86.45%
State Issuers — 34.48%
College Building Auth.:
Educational Facs. Rev. Bonds:
21st Century College and Equipment Programs, Series 2009-A, 5.00% 2025–2029		$2,500	$2,688.63%
Public Higher Education Fncg. Program:
Series 2009-A:
5.00% 2028		2,500	2,638
5.00% 2016		685	794
Series 2002-A, 5.00% 2011		1,530	1,662	1.19
Regent University Project, Series 2006:
5.00% 2026		4,000	3,564
5.00% 2029		1,000	855	1.04
Commonwealth Transportation Board, Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023		2,000	2,161.51
G.O. Bonds:
Series 2006-B, 5.00% 2014		2,000	2,312
Series 2008-B:
5.00% 2020		2,000	2,294
5.00% 2022		2,000	2,246	1.61
Housing Dev. Auth., Commonwealth Mortgage Bonds:
Series 2007-A, Subseries A-1, AMT, 4.90% 2020		3,200	3,233
Series 2001-J-1, National insured, 4.55%–4.65% 2010–2011		2,000	2,048
Series 2004-A-1, AMT, 4.00% 2015		1,300	1,276
Series 2007-A, Subseries A-5, AMT, 5.20%–5.60% 2021–2026		4,000	4,125
Series 2007-B, AMT, 4.75% 2032		2,000	1,825	2.93
Port Auth., AMT:
Commonwealth Port Fund Rev. Bonds (2002 Resolution):
Series 2002, 5.00% 2013		3,700	3,967
Series 2006, FSA insured, 5.50% 2015		2,885	3,189
Series 2002, 5.00% 2012		1,000	1,071
Series 2005-A, FSA insured, 5.25% 2020		1,000	1,033
Port Facs. Rev. Bonds, Series 2006, FGIC-National insured, 4.75% 2031		1,000	848
Port Facs. Rev. Ref. Bonds, Series 2007, FSA insured, 5.00% 2027		1,000	960	2.59
Public Building Auth.:
Public Facs. Rev. Ref. Bonds, Series 2005-A:
5.00% 2017		$2,680	$ 3,021
5.00% 2015		1,000	1,161
Public Facs. Rev. Bonds:
Series 2005-C, 5.00% 2015		1,000	1,161
Series B, 5.00% 2027–2029		2,500	2,681	1.88%
Public School Auth., School Fncg. Bonds (1997 Resolution):
Series 2005-D, 5.00% 2018		2,000	2,227
Ref. Series 2005-A, 5.25% 2017		1,000	1,181
Ref. Series 2005-B, 5.25% 2017		1,000	1,181
Ref. Series 2009-A, 5.00% 2019		1,000	1,163
Series 1998-B, 4.50% 2009		1,920	1,920
Series 2002-A, 5.00% 2014		1,000	1,093
Series 2002-B, 4.00% 2009		1,500	1,500
Series 2008-B, 5.25% 2023		1,000	1,119
Series 2009-B-1, 4.375%–5.00% 2028–2029		4,000	4,133	3.64
Resources Auth.:
Clean Water State Revolving Fund Rev. Bonds:
Series 2007:
4.75% 2021		2,610	2,847
4.75% 2023		2,500	2,674
Series 2008, 5.00% 2028		1,500	1,593
Series 2009, 4.75%–5.00% 2024–2029		3,950	4,213	2.65
Infrastructure Rev. Bonds:
Pooled Fncg. Program:
Series 2006-A, 5.00% 2017		2,105	2,418
Series 2003, 5.00% 2020		1,960	2,100
Series 2008-A, 5.00% 2028		1,570	1,673
Series 2008-B, 5.00% 2027		1,000	1,074
Series 2009-A, 5.00% 2028		1,030	1,103	1.96
Series 2008-B:
5.00% 2023		2,170	2,363
5.00% 2020–2028		2,105	2,294
Pooled Loan Bond Program:
Series 2002-A, 5.25% 2014		1,460	1,565
Series 2003-B, AMT, National insured, 5.00% 2016		1,000	1,011	1.70
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015		4,825	5,198	1.22
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.50% 2026 (preref. 2015)		3,000	3,356
5.625% 2037 (preref. 2015)		2,000	2,356
5.25% 2019		1,640	1,725	1.74
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds:
Series 2008, 5.00% 2040		3,000	3,066
Series 2003-B, 5.00% 2016–2017		2,480	2,739	1.36
Upper Occoquan Sewage Auth.:
Regional Sewerage System Rev. Bonds, Series 2007-B:
4.75% 2034		5,000	4,993
4.75% 2030		1,000	1,017
Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured:
5.00% 2023		4,000	4,282
5.15% 2020		1,000	1,161	2.68
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024		2,200	2,268.53
Other securities			19,690	4.62
			147,109	34.48

City & County Issuers — 51.97%
Arlington County:
G.O. Public Improvement and Ref. Bonds, Series 2006, 5.00% 2018		$4,425	$ 5,060
G.O. Public Improvement Bonds, Series 2008:
5.00% 2025		3,000	3,252
5.00% 2024		1,500	1,636
G.O. Ref. Bonds, Series 1993, 6.00% 2011–2012		2,000	2,238	2.86%
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012		2,785	2,922.68
City of Chesapeake:
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009–2011		2,800	2,984
G.O. School Ref. Bonds, Series 2003, 5.00% 2013		1,500	1,706	1.10
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026		2,000	2,171.51
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2009-A, 4.05% 2033 (put 2014)		2,400	2,468.58
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024		3,000	3,162
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028		2,615	2,680
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024		3,795	4,008	2.31
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)		2,500	2,580.60
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036		3,000	2,159.51
Public Improvement Bonds, Series 2007-A, 5.00% 2012		2,000	2,220.52
Industrial Dev. Auth.:
Health Care Rev. Bonds (Inova Health System Project), Series 2009-A:
5.50% 2035		3,000	3,061
5.25% 2026		1,000	1,050
Health Care Rev. Ref. Bonds (Inova Health System Project), Series 1998-A, 5.00% 2011		1,500	1,504
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A:
5.25% 2019		2,500	2,674
5.00% 2011		1,000	1,072
FSA insured, 5.25% 2019		1,000	1,089	2.45
Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038		3,775	3,290.77
Water Auth.:
Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017		1,000	1,165
Water Rev. Ref. Bonds:
Series 1997, 5.00% 2021		1,000	1,155
Series 2005-B, 5.25% 2019–2026		3,500	4,118	1.51
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015–2021		3,500	3,653
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027		1,500	1,507
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025		1,000	997	1.44
City of Hampton, G.O. Public Improvement Ref. Bonds:
Series 1998:
5.00% 2013		2,240	2,501
5.00% 2014		1,000	1,142
Series 2000, 5.25% 2011		1,000	1,042	1.10
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008:
5.00% 2038		6,000	6,084
5.00% 2025		1,000	1,079
5.00% 2033		2,000	2,048	2.16
Henrico County:
Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025		$2,945	$ 3,158
Water and Sewer System Rev. Ref. Bonds:
Series 2002, 4.625% 2013		580	651
Series 2009, 5.00% 2024		1,000	1,108	1.15%
Loudoun County:
G.O. Public Improvement Bonds, Series 2009-A:
5.00% 2020		3,000	3,485
5.00% 2026		1,000	1,098
G.O. Ref. Bonds, Series 2009-B, 5.00% 2020		3,000	3,490
G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012		1,795	1,998	2.36
City of Newport News:
G.O. Water Bonds, Series 2008-B:
5.00% 2023		2,000	2,194
5.00% 2027		1,000	1,067
G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020		1,000	1,091
G.O. General Improvement Ref. Bonds:
Series 2003-A, 5.00% 2010		1,000	1,038
Series 2007-B, 5.25% 2022		1,805	2,110
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023–2024		2,195	2,349	2.31
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027		2,120	2,271.53
City of Richmond:
Public Utility Rev. Bonds, Series 2009-A:
5.00% 2035		3,625	3,674
5.00% 2027–2040		2,500	2,575
Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022–2026		1,500	1,546	1.83
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015		2,500	2,630.62
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018		2,200	2,285.54
Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018		2,000	2,268.53
G.O. Public Improvement Bonds, Series 2001:
5.00% 2012 (preref. 2011)		2,425	2,642
5.00% 2013 (preref. 2011)		2,425	2,642
G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015–2016		3,000	3,312	2.01
Other securities			89,571	20.99
			221,730	51.97

District of Columbia — 5.56%
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds:
Series 2005-D, AMBAC insured, 5.00% 2021		2,155	2,243
Series 2002-D, AMT, FSA insured, 5.375% 2013–2016		3,995	4,219
Series 2003-A, AMT, FGIC-National insured, 5.125% 2029		2,000	1,918
Series 2004-D, AMT, National insured, 5.00%–5.25% 2012–2019		2,000	2,102
Series 2006-C, FGIC-National insured, 5.00% 2023–2025		3,095	3,172
Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, National insured, 5.25% 2010		1,000	1,013
Airport System Rev. Bonds, AMT:
Series 2001-A, National insured, 5.50% 2014		1,000	1,054
Series 2005-A, National insured, 5.25% 2017		1,000	1,063
Series 2006-A, FSA insured, 5.00% 2032		1,000	924
Series 2007-B, AMBAC insured, 5.00% 2020		1,000	1,011
Series 2008-A, 5.375% 2028		1,825	1,824	4.82
Other securities			3,153.74
			23,696	5.56

Puerto Rico — 2.57%
Other securities			$ 10,964	2.57%

Virgin Islands — 0.95%
Other securities			4,055.95

Total bonds & notes (cost: $410,805,000)			407,554	95.53

Short-term securities — 2.25%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs):
Series 2006-B, 0.35% 20261		$1,130	1,130
Series 2006-C, 0.35% 20261		900	900.48
Other securities			7,575	1.77

Total short-term securities (cost: $9,605,000)			9,605	2.25

Total investment securities (cost: $420,410,000)			417,159	97.78
Other assets less liabilities			9,478	2.22

Net assets			$426,637	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Fac.=Facility	Preref.=Prerefunded
Auth.=Authority	Facs.=Facilities	Redev.=Redevelopment
Dev.=Development	Fncg.=Financing	Ref.=Refunding
Dist.=District	G.O.=General Obligation	Rev.=Revenue
Econ.=Economic

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at July 31, 2009
(dollars in thousands)
Assets:
Investment securities, at value (cost: $420,410)			$417,159
Cash			102
Receivables for:
Sales of investments	$4,625
Sales of Fund’s shares	882
Interest	4,948		10,455
			427,716
Liabilities:
Payables for:
Repurchases of Fund’s shares	443
Dividends on Fund’s shares	309
Management services	125
Services provided by affiliates	184
Trustees’ deferred compensation	18
Other	—	*	1,079
Net assets at July 31, 2009			$426,637

Net assets consist of:
Capital paid in on shares of beneficial interest			$430,960
Undistributed net investment income			281
Accumulated net realized loss			(1,353)
Net unrealized depreciation			(3,251)
Net assets at July 31, 2009			$426,637

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (26,836 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share†
Class A	$346,728	21,810	$15.90
Class B	9,152	576	15.90
Class C	30,912	1,944	15.90
Class F-1	29,111	1,831	15.90
Class F-2	10,734	675	15.90

* Amount less than one thousand.
†  Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.52.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2009
(dollars in thousands)
Investment income:
Income:
Interest		$16,934
Fees and expenses*:
Investment advisory services	$761
Business management services	597
Distribution services	1,186
Transfer agent services	83
Administrative services	57
Reports to shareholders	41
Registration statement and prospectus	15
Trustees’ compensation	24
Auditing and legal	50
Custodian	2
State and local taxes	— †
Other	28
Total fees and expenses before waivers	2,844
Less waivers of fees and expenses:
Investment advisory services	30
Business management services	24
Total fees and expenses after waivers		2,790
Net investment income		14,144

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(1,315)
Net unrealized appreciation on investments		2,007
Net realized loss and unrealized appreciation on investments		692
Net increase in net assets resulting from operations		$14,836

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31
	2009	2008
Operations:
Net investment income	$ 14,144	$ 12,424
Net realized loss on investments	(1,315)	(18)
Net unrealized appreciation (depreciation) on investments	2,007	(8,523)
Net increase in net assets resulting from operations	14,836	3,883

Dividends paid or accrued to shareholders from net investment income	(14,106)	(12,385)

Net capital share transactions	68,101	53,910

Total increase in net assets	68,831	45,408

Net assets:
Beginning of year	357,806	312,398
End of year (including undistributed net investment income: $281 and $248, respectively)	$426,637	$357,806

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are only available to limited categories of investors. In addition, Class R-5 shares were available through June 29, 2009 when their operation ceased. The Funds’ current share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*Effective April 21, 2009, Class B shares of the Funds are no longer available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Net asset value — The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the invest-ment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Because the Funds invest in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of such state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is based largely on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is most dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

The values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the Funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

3. Taxation and distributions

Federal income taxation — The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended July 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2005.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2009, the Maryland Fund and the Virginia Fund reclassified $11,000 and $2,000, respectively, from undistributed net investment income to capital paid in on shares of beneficial interest. The Maryland Fund and the Virginia Fund also reclassified $40,000 and $3,000, respectively, from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of July 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 317
Capital loss carryforwards*:
Expiring 2014	$ (49)
Expiring 2016	(43)
Expiring 2017	(1,172)	(1,264)
Post-October capital loss deferrals (realized during the period November 1, 2008 through July 31, 2009)†		(4,480)
Gross unrealized appreciation on investment securities		11,239
Gross unrealized depreciation on investment securities		(20,711)
Net unrealized depreciation on investment securities		(9,472)
Cost of investment securities		355,933

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

Virginia	(dollars in thousands)
Undistributed tax-exempt income		$ 309
Capital loss carryforwards*:
Expiring 2012	$ (1)
Expiring 2015	(5)
Expiring 2016	(35)	(41)
Post-October capital loss deferrals (realized during the period November 1, 2008 through July 31, 2009)†		(1,312)
Gross unrealized appreciation on investment securities		12,844
Gross unrealized depreciation on investment securities		(15,796)
Net unrealized depreciation on investment securities		(2,952)
Cost of investment securities		420,111

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Maryland			Virginia
	Year ended July 31			Year ended July 31
Share class	2009	2008	Share class	2009	2008
Class A	$10,421	$ 9,799	Class A	$11,790	$10,522
Class B	371	470	Class B	283	352
Class C	951	872	Class C	744	579
Class F-1	766	645	Class F-1	1,069	818
Class F-2*	69	—	Class F-2*	134	—
Class R-5†	179	250	Class R-5†	86	114
Total	$12,757	$12,036	Total	$14,106	$12,385

* Class F-2 shares were offered beginning August 1, 2008. † Class R-5 shares were available through June 29, 2009 when their operation ceased.			* Class F-2 shares were offered beginning August 1, 2008. † Class R-5 shares were available through June 29, 2009 when their operation ceased.

4. Fees and transactions with related parties

Business management services — The Funds have a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC waived a portion of its business management fees commencing on September 1, 2004 and terminating on December 31, 2008. During the year ended July 31, 2009, total business management fees waived by WMC were $22,000 and $24,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $531,000, which was equivalent to an annualized rate of 0.161%, was reduced to $509,000, or 0.155% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $597,000, which was equivalent to an annualized rate of 0.157%, was reduced to $573,000, or 0.151% of average daily net assets. During the year ended July 31, 2009, WMC paid the Maryland and Virginia Funds’ investment adviser $2,239,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG earned $25,000 and $19,000 on its retail sales of shares, including payments under the distribution plans of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service Company¨ (AFS), the Funds’ transfer agent, and American Funds Distributors,¨ Inc. (AFD), the principal underwriter of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income (excluding any net capital gains from transactions in portfolio securities). CRMC waived a portion of its investment advisory services fees commencing on September 1, 2004 and terminating on December 31, 2008. During the year ended July 31, 2009, total investment advisory services fees waived by CRMC were $29,000 and $30,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $677,000, which was equivalent to an annualized rate of 0.205%, was reduced to $648,000, or 0.197% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $761,000, which was equivalent to an annualized rate of 0.200%, was reduced to $731,000, or 0.192% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2009, unreimbursed expenses subject to reimbursement totaled $383,000 for the Maryland Fund and $638,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2009, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 656	$77	Not applicable	Not applicable
Class B	114	3	Not applicable	Not applicable
Class C	295	Included in administrative services	$22	$2
Class F-1	49		26	1
Class F-21	Not applicable		2	—2
Class R-53	Not applicable		3	—2
Total	$1,114	$80	$53	$3

1 Class F-2 shares were offered beginning August 1, 2008. 2 Amount less than one thousand. 3 Class R-5 shares were available through June 29, 2009 when their operation ceased.

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 776	$81	Not applicable	Not applicable
Class B	92	2	Not applicable	Not applicable
Class C	247	Included in administrative services	$18	$1
Class F-1	71		30	2
Class F-21	Not applicable		4	—2
Class R-53	Not applicable		2	—2
Total	$1,186	$83	$54	$3

1 Class F-2 shares were offered beginning August 1, 2008. 2 Amount less than one thousand. 3 Class R-5 shares were available through June 29, 2009 when their operation ceased.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $24,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $26,000 for each Fund in current fees (either paid in cash or deferred) and a net decrease of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

5. Disclosure of fair value measurements

The Funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2009, all of the investment securities held by each Fund were classified as Level 2.

6. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales1		Reinvestments of dividends		Repurchases1		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2009
Class A	$70,535	4,877	$7,907	547	$(60,270)	(4,223)	$18,172	1,201
Class B	773	54	282	19	(3,148)	(217)	(2,093)	(144)
Class C	10,189	703	720	50	(8,089)	(562)	2,820	191
Class F-1	9,059	627	598	41	(8,623)	(606)	1,034	62
Class F-22	7,585	520	54	4	(175)	(12)	7,464	512
Class R-53	—	—	140	10	(6,244)	(434)	(6,104)	(424)
Total net increase (decrease)	$98,141	6,781	$9,701	671	$(86,549)	(6,054)	$21,293	1,398

Year ended July 31, 2008
Class A	$ 86,227	5,574	$7,449	483	$(50,404)	(3,253)	$43,272	2,804
Class B	663	43	323	21	(3,269)	(211)	(2,283)	(147)
Class C	8,981	581	649	42	(6,107)	(394)	3,523	229
Class F-1	10,760	695	468	30	(5,011)	(323)	6,217	402
Class R-5	1,011	64	229	15	(10)	(1)	1,230	78
Total net increase (decrease)	$107,642	6,957	$9,118	591	$(64,801)	(4,182)	$51,959	3,366

1 Includes exchanges between share classes of the Fund. 2 Class F-2 shares were offered beginning August 1, 2008. 3 Class R-5 shares were available through June 29, 2009 when their operation ceased.

Virginia
	Sales1		Reinvestments of dividends		Repurchases1		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2009
Class A	$118,070	7,622	$ 9,298	600	$ (76,693)	(4,997)	$50,675	3,225
Class B	1,687	109	226	15	(3,001)	(194)	(1,088)	(70)
Class C	13,500	868	622	40	(5,583)	(364)	8,539	544
Class F-1	17,216	1,110	875	56	(15,589)	(1,012)	2,502	154
Class F-22	12,182	784	110	7	(1,829)	(116)	10,463	675
Class R-53	3,363	217	74	5	(6,427)	(419)	(2,990)	(197)
Total net increase (decrease)	$166,018	10,710	$11,205	723	$(109,122)	(7,102)	$68,101	4,331

Year ended July 31, 2008
Class A	$ 89,185	5,513	$7,453	462	$(57,477)	(3,558)	$39,161	2,417
Class B	1,192	74	265	16	(3,223)	(199)	(1,766)	(109)
Class C	9,360	580	460	29	(3,953)	(245)	5,867	364
Class F-1	16,447	1,018	694	43	(7,346)	(451)	9,795	610
Class R-5	742	45	112	7	(1)	—4	853	52
Total net increase (decrease)	$116,926	7,230	$8,984	557	$(72,000)	(4,453)	$53,910	3,334

1 Includes exchanges between share classes of the Fund.
2 Class F-2 shares were offered beginning August 1, 2008.
3 Class R-5 shares were available through June 29, 2009 when their operation ceased.
4 Amount less than one thousand.

7. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities of $64,012,000 and $110,796,000 and sales of investment securities of $41,588,000 and $34,056,000, respectively, during the year ended July 31, 2009. Short-term securities and U.S. government obligations, if any, were excluded.

8. Subsequent events

As of September 11, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

The Tax-Exempt Fund of Maryland

Financial highlights1

	Income (loss) from investment operations2				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return3,4	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers4	Ratio of net income to average net assets4
Class A:
Year ended 7/31/2009	$15.16	$.58	$(.21)	$ .37	$(.58)	—	$(.58)	$14.95	2.62%	$281.70%		.68%	4.00%
Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	—	(.61)	15.16	.09	267.69		.65	3.97
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	—	(.62)	15.76	3.26	233.70		.66	3.91
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
Class B:
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	—	(.47)	14.95	1.87	10	1.45	1.43	3.26
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	—	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	—	(.51)	15.76	2.50	16	1.45	1.42	3.17
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
Class C:
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	—	(.46)	14.95	1.83	32	1.49	1.47	3.20
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	—	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	—	(.50)	15.76	2.44	28	1.51	1.47	3.10
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
Class F-1:
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	—	(.56)	14.95	2.52	21.80		.78	3.89
Year ended 7/31/2008	15.76	.60	(.60)	—5	(.60)	—	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	—	(.61)	15.76	3.17	14.78		.74	3.82
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
Class F-2:
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	—	(.60)	14.95	2.80	8.49		.49	4.03
Class R-5:
Period from 8/1/2008 to 6/29/20096	15.16	.55	(.45)	.10	(.55)	—	(.55)	14.71	.82	—	.517	.497	4.247
Year ended 7/31/2008	15.76	.65	(.60)	.05	(.65)	—	(.65)	15.16	.31	6.46		.43	4.20
Year ended 7/31/2007	15.87	.65	(.11)	.54	(.65)	—	(.65)	15.76	3.43	5.52		.48	4.09
Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02

				Year ended July 31
				2009		2008	2007			2006	2005
Portfolio turnover rate for all classes of shares				14%		5%	9%			5%	5%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
5 Amount less than $.01.
6 Class R-5 shares were available through June 29, 2009 when their operation ceased.
7 Annualized.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights1
	Income from investment operations2				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return3,4	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers4	Ratio of net income to average net assets4
Class A:
Year ended 7/31/2009	$15.90	$.59	$ —5	$.59	$(.59)	—	$(.59)	$15.90	3.88%	$347.68%		.66%	3.81%
Year ended 7/31/2008	16.30	.62	(.40 )	.22	(.62)	—	(.62)	15.90	1.36	296.68		.64	3.84
Year ended 7/31/2007	16.35	.62	(.05 )	.57	(.62)	—	(.62)	16.30	3.51	264.69		.65	3.77
Year ended 7/31/2006	16.63	.61	(.28 )	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
Class B:
Year ended 7/31/2009	15.90	.48	—5.48		(.48)	—	(.48)	15.90	3.12	9	1.43	1.41	3.08
Year ended 7/31/2008	16.30	.50	(.40 )	.10	(.50)	—	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05 )	.45	(.50)	—	(.50)	16.30	2.75	12	1.45	1.41	3.02
Year ended 7/31/2006	16.63	.49	(.28 )	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
Class C:
Year ended 7/31/2009	15.90	.47	—5.47		(.47)	—	(.47)	15.90	3.07	31	1.47	1.46	3.00
Year ended 7/31/2008	16.30	.49	(.40 )	.09	(.49)	—	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05 )	.44	(.49)	—	(.49)	16.30	2.69	17	1.50	1.46	2.96
Year ended 7/31/2006	16.63	.48	(.28 )	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
Class F-1:
Year ended 7/31/2009	15.90	.58	—5.58		(.58)	—	(.58)	15.90	3.80	29.76		.74	3.72
Year ended 7/31/2008	16.30	.61	(.40 )	.21	(.61)	—	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05 )	.56	(.61)	—	(.61)	16.30	3.43	17.77		.73	3.69
Year ended 7/31/2006	16.63	.60	(.28 )	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
Class F-2:
Year ended 7/31/2009	15.90	.62	—5.62		(.62)	—	(.62)	15.90	4.05	11.51		.51	3.86
Class R-5:
Period from 8/1/2008 to 6/29/20096	15.90	.57	(.20 )	.37	(.57)	—	(.57)	15.70	2.45	—	.467	.447	4.047
Year ended 7/31/2008	16.30	.66	(.40 )	.26	(.66)	—	(.66)	15.90	1.62	3.42		.39	4.10
Year ended 7/31/2007	16.35	.65	(.05 )	.60	(.65)	—	(.65)	16.30	3.69	2.51		.47	3.96
Year ended 7/31/2006	16.63	.64	(.28 )	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81

				Year ended July 31
				2009		2008	2007			2006	2005
Portfolio turnover rate for all classes of shares				10%		8%	11%			4%	13%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
5 Amount less than $.01.
6 Class R-5 shares were available through June 29, 2009 when their operation ceased.
7 Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 11, 2009

Expense example	unaudited

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000  invested at the beginning of the period and held for the entire period (February 1, 2009 through July 31, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 2/1/2009	Ending account value 7/31/2009	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,060.46	$3.53	.69%
Class A— assumed 5% return	1,000.00	1,021.37	3.46	.69
Class B— actual return	1,000.00	1,056.62	7.39	1.45
Class B— assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class C— actual return	1,000.00	1,056.38	7.60	1.49
Class C— assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class F-1— actual return	1,000.00	1,059.91	4.09	.80
Class F-1— assumed 5% return	1,000.00	1,020.83	4.01	.80
Class F-2— actual return	1,000.00	1,061.36	2.56	.50
Class F-2— assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-5— actual return†	1,000.00	1,040.85	2.17	.52
Class R-5— assumed 5% return†	1,000.00	1,022.22	2.61	.52

The Tax-Exempt Fund of Virginia
	Beginning account value 2/1/2009	Ending account value 7/31/2009	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,042.74	$3.39	.67%
Class A— assumed 5% return	1,000.00	1,021.47	3.36	.67
Class B— actual return	1,000.00	1,038.94	7.18	1.42
Class B— assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class C— actual return	1,000.00	1,038.68	7.38	1.46
Class C— assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1— actual return	1,000.00	1,042.32	3.80	.75
Class F-1— assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2— actual return	1,000.00	1,043.52	2.63	.52
Class F-2— assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-5— actual return†	1,000.00	1,027.25	1.82	.44
Class R-5— assumed 5% return†	1,000.00	1,022.61	2.21	.44
*  The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
† The period for the "annualized expense ratio" and "actual return" line is based on the number of days from February 1, 2009 (the beginning of the period) through June 29, 2009 (the last day shares were available), and accordingly, is not representative of a full period. The "assumed 5% return" line is based on 181 days.

Tax information	unaudited

We are required to advise you within 60 days of the Maryland and Virginia Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The Funds hereby designate the following amount for the Funds’ fiscal year ended July 31, 2009:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

Approval of renewal of Investment Advisory Agreement

The Trust’s board (the "board") has approved the Trust’s Investment Advisory Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through July 31, 2010. The board approved the agreement following the recommendation of the Contracts Sub-Committee of the Trust’s Governance Committee (the "committee"), which is composed of all of the Trust’s independent board members. The board and the committee determined that the Funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the Funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the Funds and CRMC. The board and the committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Funds under the agreement and other agreements as well as the benefits to shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the Funds and their shareholders.

2. Investment results
The board and the committee considered the investment results of the Funds in light of their objective of providing a high level of current income that is exempt from regular federal and state income taxes. They compared the Funds’ total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which each Fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. This shareholder report contains certain information about the Funds’ recent investment results in the letter to shareholders and related charts. The board and the committee concluded that long-term results have been satisfactory and that CRMC’s record in managing each Fund indicated that its continued management should benefit each Fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the Funds to those of other comparable funds. They observed that the Funds’ advisory fees and expenses remain significantly below those of most other comparable funds. The board and the committee also noted the breakpoint discounts in the Funds’ advisory fee structure that reduce the level of fees charged by CRMC to the Funds as each Fund’s assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with fixed-income, but not state specific, investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the Funds’ cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Funds.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Funds.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance of CRMC’s long-term profitability for maintaining its indepen-dence, company culture and management continuity. The board and the committee further considered the breakpoint discounts in the Funds’ advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the Funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Funds’ shareholders.

Other share class results	unaudited

Classes B, C and F
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2009 (the most recent calendar quarter-end):

The Tax-Exempt Fund of Maryland	1 year	5 years	Life of class
Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum
of 5%, payable only if shares are sold within six years of purchase	– 4.78%	1.37%	3.30%
Not reflecting CDSC	0.07	1.72	3.30
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	– 0.94	1.65	2.58
Not reflecting CDSC	0.02	1.65	2.58
Class F-1 shares2 — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	0.70	2.37	3.18
Class F-2 shares2 — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	—	—	0.893

The Tax-Exempt Fund of Virginia	1 year	5 years	Life of class
Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum
of 5%, payable only if shares are sold within six years of purchase	– 3.33%	1.86%	3.61%
Not reflecting CDSC	1.60	2.21	3.61
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	0.56	2.14	2.78
Not reflecting CDSC	1.54	2.14	2.78
Class F-1 shares2 — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	2.26	2.88	3.33
Class F-2 shares2 — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	—	—	2.483
1 These shares are no longer available for purchase. 2 These shares are sold without any initial or contingent deferred sales charge. 3 Results are cumulative total returns; they are not annualized.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds’ investment adviser and business manager waived a portion of their management fees from September 1, 2004 through December 31, 2008. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on pages 24 and 25 for details.

For information regarding the differences among the various share classes, please refer to the Funds’ prospectus.

Board of trustees and officers

Independent trustees
Name and age	Year first elected a trustee of the Trust1	Principal occupation(s) during past five years	Number of portfolios in Fund complex overseen by trustee	Other directorships2 held
Barbara Hackman Franklin, 69	2007	President and CEO, Barbara Franklin Enterprises (international business and corporate governance consulting); former U.S. Secretary of Commerce	3	Aetna, Inc.; The Dow Chemical Company; JPMorgan Value Opportunities Fund
R. Clark Hooper, 62	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD	18	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund, Inc.
James C. Miller III, 67	2000	Senior Advisor, Husch Blackwell Sanders LLP; former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting); former Director, U.S. Office of Management and Budget	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund
Katherine D. Ortega, 75	2003	Former Treasurer of the United States	3	JPMorgan Value Opportunities Fund
J. Knox Singleton, 61 Chairman of the Board (Independent and Non-Executive)	2004	President and Chief Executive Officer, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund

Interested trustees3
Name, age and position with the Trust
James H. Lemon, Jr., 73 Vice Chairman of the Board	1986	Chairman of the Board and Chief Executive Officer, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund
Jeffrey L. Steele, 63 President	2002	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund

Chairman emeritus, Stephen Hartwell

Officers
Name, age and position with the Trust	Year first elected an officer of the Trust1	Principal occupation(s) during past five years
Michael W. Stockton, 42 Vice President, Treasurer and Assistant Secretary	1996	Senior Vice President, Secretary, Treasurer and Director; Washington Management Corporation
Lois A. Erhard, 57 Vice President	1988	Vice President, Washington Management Corporation
Stephanie L. Pfromer, 41 Secretary	2007	Vice President and General Counsel, Washington Management Corporation; former Vice President and Senior Counsel, The BISYS Group, Inc. (now CitiGroup, Inc.)
J. Lanier Frank, 48 Assistant Vice President	1998	Assistant Vice President, Washington Management Corporation
Jennifer L. Butler, 43 Assistant Secretary	2005	Vice President and Assistant Secretary, Washington Management Corporation; former Specialist, Fund Administration, Pacific Investment Management Company
Curt M. Scott, 30 Assistant Treasurer	2006	Assistant Vice President and Assistant Treasurer, Washington Management Corporation; former Financial Analyst, The BISYS Group, Inc. (now CitiGroup, Inc.)

The statement of additional information includes additional information about the Trust’s trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC, 20005, Attention: Trust Secretary.

1 Trustees and officers of the Trust serve until their resignation, removal or retirement.
2 This includes all directorships other than those in American Funds that are held by each trustee as a director of a public company or a registered investment company.
3 "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the Trust’s Business Manager, Washington Management Corporation.

Offices

Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2404

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ summary prospectus and prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Procedures and Principles" — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The Funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2009 portfolio of each Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American FundsCapital Research and ManagementCapital InternationalCapital GuardianCapital Bank and Trust

Lit. No. MFGEAR-970-0909P (S20683)Printed on paper containing 10% post-consumer waste   Printed with inks containing soy and/or vegetable oil

ITEM 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.

ITEM 3. Audit Committee Financial Expert.

The Registrant’s Board has determined that Katherine D. Ortega, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members.  There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4. Principal Accountant Fees and Services.

Registrant:
a)	Audit Fees:
2008                      $83,000
2009                      $83,000

b)	Audit- Related Fees:
2008                      None
2009                      None

c)	Tax Fees:
2008                      $8,000
2009                      $8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d)	All Other Fees:
2008                      None
2009                      None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a)	Audit Fees:
Not Applicable

b)	Audit-Related Fees:
2008                      None
2009                      None

c)	Tax Fees:
              2008                      None
2009                      $14,000
The tax fees consist of consulting services relating to the Registrant’s investments.
d)	All Other Fees:
2008                      None
2009                      $3,000
The other fees consist of subscription services related to an accounting      research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the business manager, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser or business manager that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the business manager or investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $8,000 for fiscal year 2008 and $25,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6. Investments.

The full schedule of investments for each Series of the Registrant is filed herewith.

Tax-Exempt Fund of Maryland®
Investment portfolio

July 31, 2009
	Principal amount	Value
Bonds & notes — 92.54%	(000)	(000)

MARYLAND — 85.91%
STATE ISSUERS — 45.66%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$1,972
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	1,300	1,155
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	902
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	3,115	3,153
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	965
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,570	1,571
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,051
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,599
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2015	2,000	2,122
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,918
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,612
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,865	2,113
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011	600	521
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	882
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,576
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	2,836
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	922
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	912
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	862
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,573
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,321
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,101
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,077
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,779
G.O. Bonds, State and Local Facs., First Series Loan of 2009, Series A, 5.00% 2024	1,000	1,097
G.O. Bonds, State and Local Facs., Second Series Loan of 2007, 5.00% 2010	4,000	4,183
G.O. Bonds, State and Local Facs., Second Series Loan of 2008, 5.00% 2021	2,000	2,269
G.O. Bonds, State and Local Facs., Second Series Loan of 2008, 5.00% 2023	2,000	2,231
Health and Higher Educational Facs. Auth., FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, National insured, 5.00% 2024	2,000	2,017

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	$1,640	$ 940
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	710
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,079
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	884
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,341
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	836
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,034
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	925	977
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,033
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,340
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,082
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,066
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,114
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,822
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,154
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2020	2,710	2,873
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2028	1,000	1,024
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,383
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,361
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	1,410	1,558
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,346
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	955
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	2,861
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	750
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,267
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,016
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	3,823
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,135
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,773
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,426
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	876
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	765	768
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	925
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,996
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,608

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	$3,500	$ 3,725
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	974
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	746
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020	1,375	1,423
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,391
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,712
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,744
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,109
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,165
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2020	2,000	2,270
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,048
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,838
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,727
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,167
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, FSA insured, 5.00% 2021	3,000	3,335
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,746
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2022	1,000	1,104
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,444
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,047
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,196
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2008-A, 5.00% 2022	1,500	1,670
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2009-A, 4.00% 2022	1,000	1,036
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,220
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,408
		160,739

CITY & COUNTY ISSUERS — 40.25%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	1,718
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,969	1,339
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,960	1,809
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,830
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,718
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	2,250	2,638
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	546
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,586
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,304
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,472
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,111
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,440	1,559
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	695	684
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,103
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,182
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,381
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,634
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,621
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,431
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,054
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	613
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,569
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,723
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	854
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	831
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	770

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	$1,030	$1,202
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,457
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,255
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032	1,000	975
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,500	1,662
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,216
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,182
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	528
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.00% 2026	1,255	1,263
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,011
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026	1,000	1,091
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2027	1,250	1,353
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2022	1,000	1,114
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	2,545	2,793
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,185
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 4.50% 2025	1,000	786
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,071
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	2,573
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	500	370
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,408	1,072
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	812
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,502
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,074
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,339
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	865
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	227
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	2,390
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,053
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,088
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,031
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,179
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020	1,000	1,131
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	5,040	5,941
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,540
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,785
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	665
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,161
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	930	934
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,195
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,553
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,575
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,125
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,995	1,739

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	$ 750	$ 694
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,625	1,623
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,569
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,046
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,000	1,005
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	240	245
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,002
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, National insured, 5.00% 2014	1,500	1,667
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	3,910
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,775
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	2,479
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	648
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,363
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,164
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	889
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,686	1,958
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	961
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,848
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,111
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,213
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,379
		141,692

DISTRICT OF COLUMBIA — 1.19%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,116
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,073
		4,189

PUERTO RICO — 4.20%
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	916
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,070
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 0.912% 20291	1,500	938
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,036
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	509
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,043
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,987
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	54
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	455	549
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	551
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,127
		14,780

	Principal amount	Value
Bonds & notes	(000)	(000)

VIRGIN ISLANDS — 1.24%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	$1,500	$ 1,508
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,012
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.75% 2019	1,750	1,831
		4,351

Total bonds & notes (cost: $335,448,000)		325,751

Short-term securities — 5.88%

Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Maryland Soccer Foundation, Inc. Project), Series 2000, 0.40% 20251	1,580	1,580
Economic Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-A, 0.35% 20381	700	700
Economic Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-B, 0.35% 20381	2,825	2,825
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 0.37% 20291	2,215	2,215
Health and Higher Educational Facs. Auth., Rev. Bonds (Goucher College Issue), Series 2007, 0.37% 20371	5,860	5,860
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Medical System Issue), Series 2008-G, 0.35% 20231	1,140	1,140
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.35% 20431	290	290
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.35% 20261	5,200	5,200
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.30% 20261	900	900

Total short-term securities (cost: $20,710,000)		20,710

Total investment securities (cost: $356,158,000)		346,461
Other assets less liabilities		5,551

Net assets		$352,012

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virginia®
Investment portfolio

July 31, 2009
	Principal amount	Value
Bonds & notes — 95.53%	(000)	(000)

VIRGINIA — 86.45%
STATE ISSUERS — 34.48%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2025	$1,500	$1,632
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,056
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,662
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	794
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,638
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	3,564
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	855
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,008
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,242
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,174
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,147
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, National insured, 5.00% 2016	500	506
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,096
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,999
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,374
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,090
Commonwealth Transportation Board, Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023	2,000	2,161
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,312
G.O. Bonds, Series 2008-B, 5.00% 2020	2,000	2,294
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,246
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, National insured, 4.55% 2010	1,000	1,012
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, National insured, 4.65% 2011	1,000	1,036
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,276
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,233
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,038
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.60% 2026	2,000	2,087
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,825
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	833
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,195
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,013
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,013

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	$1,000	$ 1,071
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,967
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2005-A, AMT, FSA insured, 5.25% 2020	1,000	1,033
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,189
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	848
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, FSA insured, 5.00% 2027	1,000	960
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,052
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Bonds, Series B, 5.00% 2027	2,000	2,152
Public Building Auth., Public Facs. Rev. Bonds, Series B, 5.00% 2029	500	529
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,021
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,181
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,181
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-A, 5.00% 2019	1,000	1,163
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	1,920	1,920
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	1,000	1,093
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,500
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,227
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,119
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 5.00% 2028	2,000	2,133
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,000
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,055
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,847
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,674
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,593
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 4.75% 2024	700	741
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,884
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,588
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,960	2,100
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,418
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,673
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,074
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,103
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	46
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	1,105	1,240
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,363
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,054
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,565
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, National insured, 5.00% 2016	1,000	1,011
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,302
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	1,545
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,198
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,640	1,725
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,356
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,356
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,106
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,633
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,066
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2030	1,000	1,017
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	5,000	4,993
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.15% 2020	1,000	1,161
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,282
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,268
		147,109

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS — 51.97%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	$2,000	$1,530
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	744
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. and Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 4.80% 2027 (put 2010)	1,000	1,005
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	882
Arlington County, G.O. Public Improvement and Ref. Bonds, Series 2006, 5.00% 2018	4,425	5,060
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,636
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	3,000	3,252
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,096
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,142
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,922
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	926
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,322
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,662
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,706
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	332
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,096
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,028
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,171
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2009-A, 4.05% 2033 (put 2014)	2,400	2,468
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,162
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,680
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,008
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,725
Fairfax County, Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,220
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.00% 2027	1,000	841
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	1,561
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	490	504
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,580
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	1,981
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,159
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,050
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,061
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 1998-A, 5.00% 2011	1,500	1,504
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,072
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,674
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,089
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,290

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, AMT, 5.05% 2010	$ 280	$ 282
Fairfax County Water Auth., Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,165
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,155
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,182
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2023	1,000	1,180
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,756
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,507
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,583
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,070
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	997
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	1,822
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,088
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,614
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,501
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,142
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,042
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,289
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2025	1,000	1,079
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2033	2,000	2,048
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2038	6,000	6,084
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.50% 2010	1,375	1,416
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,670
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,065
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	591
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021	500	569
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2026	500	547
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 4.75% 2028	1,000	1,048
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	808
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,391
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,158
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	651
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,108
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	977
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	70	71
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	414	350
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,086
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	1,650
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	511
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,390	1,764
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	1,675
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,270

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	$ 500	$ 553
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,998
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,485
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2026	1,000	1,098
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,490
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,030
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	538
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	371
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, FSA insured, 5.00% 2025	1,000	1,080
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,858
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,325	1,358
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,038
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,091
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,038
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,110
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,194
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2027	1,000	1,067
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,192
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,157
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,271
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2014	1,485	1,507
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2015	1,565	1,582
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	1,464
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,113
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,171
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,000
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,767
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,181	1,888
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,680
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,102
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022	500	524
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2026	1,000	1,022
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2027	1,000	1,063
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2035	3,625	3,674
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2040	1,500	1,512
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC-National insured, 5.25% 2012	1,000	1,090
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,229
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,084
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2023	1,460	1,570
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2032	1,500	1,512
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,630
City of Salem, G.O. Public Improvement Ref. Bonds, Series 2007-A, 4.50% 2027	1,050	1,071
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,010
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,006
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,047
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,285
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,632
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,122
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,268

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	$1,000	$ 1,109
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,656
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,656
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,642
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,642
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,584
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,171
Industrial Dev. Auth. of Washington County, Hospital Rev. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,149
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,400	1,189
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	1,215	1,255
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,312
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,292
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	840
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	771
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	717
		221,730

DISTRICT OF COLUMBIA — 5.56%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,116
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,037
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, National insured, 5.25% 2010	1,000	1,013
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,054
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,063
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	924
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,011
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,824
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,074
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,061
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,084
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	1,918
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.25% 2012	1,000	1,082
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,020
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,243
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,022
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2025	1,130	1,150
		23,696

PUERTO RICO — 2.57%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, ASSURED GUARANTY insured, 5.00% 2028	2,000	1,962
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	916
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,070
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 0.912% 20291	2,500	1,562
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,157
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,101
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,043
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,153
		10,964

	Principal amount	Value
Bonds & notes	(000)	(000)

VIRGIN ISLANDS — 0.95%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	$1,000	$ 1,005
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.75% 2019	1,750	1,831
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	737
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	482
		4,055

Total bonds & notes (cost: $410,805,000)		407,554

Short-term securities — 2.25%

Econ. Dev. Auth. of James County, Residential Care Fac. Rev. Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007-C, 0.40% 20171	1,290	1,290
Industrial Dev. Auth. of King George County, Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994-B, AMT, 0.40% 20241	750	750
Industrial Dev. Auth. of King George County, Solid Waste Disposal Fac. Rev. Bonds (Garnet of Virginia, Inc. Project), Series 1996, AMT, 0.55% 20211	600	600
Industrial Dev. Auth. of the City of Lexington, Tax-Exempt Educational Facs. Rev. Bonds (V.M.I. Dev. Board, Inc. Project), Series 2006, 0.35% 20361	1,000	1,000
Industrial Dev. Auth. of Montgomery County, Rev. Bonds (Virginia Tech Foundation), Series 2005-A, 0.24% 20351	1,675	1,675
Industrial Dev. Auth. of the City of Newport News, Educational Facs. Rev. Bonds (Christopher Newport University Foundations Projects), Series 2006, 0.39% 20361	195	195
Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.35% 20331	2,065	2,065
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.35% 20261	1,130	1,130
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.35% 20261	900	900

Total short-term securities (cost: $9,605,000)		9,605

Total investment securities (cost: $420,410,000)		417,159
Other assets less liabilities		9,478

Net assets		$426,637

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in each fund’s summary prospectus and prospectus, which should be read carefully before investing.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
American Funds Tax-Exempt Series I:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") as of July 31, 2009, and for the year then ended and have issued our unqualified report thereon dated September 11, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Trust's investment portfolios (the “Portfolios”) as of July 31, 2009 appearing in Item 6 of this Form N-CSR. The Portfolios are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Trust referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 11, 2009

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. Exhibits.

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed as an exhibit hereto.

(b) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, and Sections
      302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By /s/ Jeffrey L. Steele
     Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
     Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 29, 2009

By  /s/ Michael W. Stockton
     Michael W. Stockton, Principal Financial Officer,
     Vice President and Treasurer

Date: September 29, 2009